Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bryant Park Commercial Real Estate Partners I, LLC (the “Company”)

J.P. Morgan Securities LLC

Credit Suisse Securities (USA) LLC

Nomura Securities International, Inc.

BofA Securities, Inc.

(together, the “Specified Parties”)

Re: BPCRE 2022-FL2, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BPCRE 2022-FL2 Final Tape.xlsx” provided by the Company on May 3, 2022 (the “Data File”) containing information on 28 collateral interests and the related 41 mortgaged properties as of April 15, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BPCRE 2022-FL2, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.800%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed SOFR” means the Term SOFR rate of 0.800%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests being securitized, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 3, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Type	Servicer Report, Loan Agreement, Settlement Statement
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report
Property County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwriting Summary, Borrower Rent Roll
Unit of Measure	Underwriting Summary, Borrower Rent Roll
Occupancy %	Underwriting Summary
Occupancy Source Date	Underwriting Summary
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Loan Agreement
Borrower Name	Promissory Note, Loan Agreement
Principals (Individuals)	Loan Agreement, Guaranty
Related Borrower (Y/N)	Loan Agreement, Guaranty
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Cut-Off Date	Provided by the Company
Commitment Original Balance ($)	Loan Agreement

Attribute	Source Document(s)
Initial Funded Amount ($)	Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement, Amortization Schedule provided by the Company
Mortgage Asset Cut-off Date Balance ($)	Provided by the Company
Junior Participation	Provided by the Company
Junior Participation Cut-off Date Balance ($)	Provided by the Company
Mortgage Asset Balloon Payment ($)	Provided by the Company
Mortgage Loan Balloon Payment ($)	Loan Agreement, Amortization Schedule provided by the Company
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
1st Extension Option Description	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Floor	Loan Agreement
First Extension Cap	Loan Agreement
2nd Extension Option Description	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Floor	Loan Agreement
Second Extension Cap	Loan Agreement
3rd Extension Option Description	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement

Attribute	Source Document(s)
Third Extension Floor	Loan Agreement
Third Extension Cap	Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Loan Agreement
Rate Step Up Post ARD Commencement Date	Loan Agreement
ARD Loan Fully Extended Maturity Date	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
Index Cap Provider	Index Rate Cap Confirmation
Index Cap Provider Rating (Moody/S&P/Fitch)	Bloomberg Screenshot
Index Cap Termination Date	Index Rate Cap Confirmation
Index Cap Notional Amount	Index Rate Cap Confirmation
Index Floor %	Loan Agreement
Index Cap Strike Price %	Index Rate Cap Confirmation
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement

Attribute	Source Document(s)
Original Prepayment Provision	Loan Agreement
Remaining Prepayment Provision	Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement
Rate for Prepayment Protection	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Amortization Type	Loan Agreement
IO Number of Months	Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement
Amortization Style	Loan Agreement
Amort Number of Months	Loan Agreement
Amortization Rate	Loan Agreement
Amortization Rate Mechanics	Loan Agreement
Amortization Basis	Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used For As-Is LTV (Y/N)	Provided by the Company
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Underwriting Summary
Third Most Recent Actual Revenues	Underwriting Summary
Third Most Recent Actual Expenses	Underwriting Summary

Attribute	Source Document(s)
Third Most Recent Actual NOI	Underwriting Summary
Third Most Recent Actual NCF	Underwriting Summary
Second Most Recent As Of Date	Underwriting Summary
Second Most Recent Actual Revenues	Underwriting Summary
Second Most Recent Actual Expenses	Underwriting Summary
Second Most Recent Actual NOI	Underwriting Summary
Second Most Recent Actual NCF	Underwriting Summary
Most Recent As Of Date	Underwriting Summary
Most Recent Actual Revenues	Underwriting Summary
Most Recent Actual Expenses	Underwriting Summary
Most Recent Actual NOI	Underwriting Summary
Most Recent Actual NCF	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Revenues	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten NOI	Underwriting Summary
Underwritten Reserves	Underwriting Summary
Underwritten NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary
Underwritten Stabilized NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Underwriting Summary, Appraisal Report
Appraisal Stabilized Revenues	Underwriting Summary, Appraisal Report
Appraisal Stabilized Expenses	Underwriting Summary, Appraisal Report

Attribute	Source Document(s)
Appraisal Stabilized NOI	Underwriting Summary, Appraisal Report
Appraisal Stabilized Reserves	Underwriting Summary, Appraisal Report
Appraisal Stabilized NCF	Underwriting Summary, Appraisal Report
Loan Cross Portfolio Name	Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel
Type of Lockbox	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Report, Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement

Attribute	Source Document(s)
Replacement Reserve (Cut-off Date)	Servicer Report, Settlement Statement
Replacement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report, Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Initial Capital Improvement Reserve	Settlement Statement
Cut-off Capital Improvement Reserve	Servicer Report, Settlement Statement
Capital Improvement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report, Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 1 Description (1)	Servicer Report, Settlement Statement, Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report, Settlement Statement
Other Escrow 2 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 2 Description (1)	Servicer Report, Settlement Statement, Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report, Settlement Statement
Other Escrow 3 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 3 Description (1)	Servicer Report, Settlement Statement, Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance

Attribute	Source Document(s)
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Certificate of Insurance
Single-Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, TIC Agreement
Max Number of TICs	Loan Agreement, Tenancy in Common Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Largest Tenant Name	Underwriting Summary
Largest Tenant SqFt	Underwriting Summary
Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
2nd Largest Tenant Name	Underwriting Summary
2nd Largest Tenant SqFt	Underwriting Summary
2nd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
3rd Largest Tenant Name	Underwriting Summary
3rd Largest Tenant SqFt	Underwriting Summary
3rd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
4th Largest Tenant Name	Underwriting Summary
4th Largest Tenant Sqft	Underwriting Summary
4th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
5th Largest Tenant Name	Underwriting Summary

Attribute	Source Document(s)
5th Largest Tenant Sqft	Underwriting Summary
5th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
Senior Debt Amount	Loan Agreement
Senior Debt Holder	Loan Agreement
Rate	Loan Agreement
Floor	Loan Agreement
Maturity	Loan Agreement
Amort	Loan Agreement
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
Net Mortgage Loan Margin	Funding Side Letter
In-place Senior Debt Service	Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Subordinate Debt Loan Agreement, Servicer Report, Servicer Email
Subordinate Debt Type	Subordinate Debt Loan Agreement
Subordinate Debt Type Interest Rate	Subordinate Debt Loan Agreement
Permitted Future Debt (Y/N)	Loan Agreement
Type	Loan Agreement
Comments	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Source Document(s)
Annual Debt Service Payment (IO)	Product of Fully Funded Mortgage Loan Rate %, Interest Accrual Basis, and Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)	Product of Fully Funded Mortgage Loan Rate %, Interest Accrual Basis, and Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (Cap)	Product of Mortgage Rate Cap, Interest Accrual Basis, and Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the sum of all Mortgage Loan Cut-off Date Balance ($) at loan level.
Mortgage Asset Cut-off Date Future Funding Remaining Balance ($)	Set to equal Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the sum of all Mortgage Asset Cut-off Date Balance ($) at loan level.
Junior Participation Cut-off Date Future Funding Remaining Balance ($)	Junior Participation minus Junior Participation Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Mortgage Asset Cut-off Date Balance / Unit ($)	Mortgage Asset Balloon Payment ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Mortgage Asset Balloon Payment / Unit ($)	Mortgage Asset Balloon Payment divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date

Attribute	Source Document(s)
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
First Extension Fee ($)	First Extension Fee % multiply by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiply by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiply by Commitment Original Balance ($)
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiply by Mortgage Loan Balloon Payment ($)
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Seasoning
Mortgage Rate Floor	Index Floor % plus Fully Funded Mortgage Loan Margin %
Mortgage Rate Cap	Index Cap Strike Price % plus Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The greater of either Assumed LIBOR or Assumed SOFR as applicable, rounded according to the applicable Rounding methodology and Index Floor %, plus Fully Funded Mortgage Loan Margin %
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) less Cut-off Capital Improvement Reserve divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value

Attribute	Source Document(s)
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by the Annual Debt Service Payment (P&I)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (P&I)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by the Annual Debt Service Payment (P&I)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by the Annual Debt Service Payment (P&I)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Mortgage Loan Balloon Payment ($), Fully Funded Mortgage Loan Rate %, and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Mortgage Loan Balloon Payment ($), Fully Funded Mortgage Loan Rate %, and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Mortgage Loan Balloon Payment ($), Fully Funded Mortgage Loan Rate %, and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Mortgage Loan Balloon Payment ($), Fully Funded Mortgage Loan Rate %, and Interest Accrual Basis

Attribute	Source Document(s)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Total Debt Balance	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Mortgage Loan Cut-off Date Balance
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	The sum of i) Annual Debt Service Payment (P&I) and ii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($) multiplied by Subordinate Debt Type Interest Rate plus the higher of the LIBOR or Term SOFR floor as defined in the Mezzanine Loan Agreement and the Assumed LIBOR or Assumed SOFR as applicable, rounded by the applicable Rounding Factor multiplied by Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attribute(s):
Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Woodside Village Apartments, London Square Village	Annual Debt Service Payment (P&I)	Per Amortization Schedule provided by the Company
Woodside Village Apartments, London Square Village	Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)	Future advances indicated in the Future Funding Trigger / Requirements less future advances per Amortization Schedule provided by the Company
Woodside Village Apartments, London Square Village	Mortgage Loan Balloon Payment ($)	Per Amortization Schedule provided by the Company
Charlestown Ropewalk, Nitya Apartment Portfolio, Columbia SC Portfolio, Walnut Glen Apartments, Shelter Island Apartments, Granville Apartments, Forge at Alum Creek, Merriam Gateway, LIV Portfolio, Reno 3 Portfolio, River Edge, Quail Manor Apartments	Mortgage Loan Underwritten NOI DSCR	Set to 1.00x
Charlestown Ropewalk, Nitya Apartment Portfolio, Columbia SC Portfolio, Walnut Glen Apartments, Shelter Island Apartments, Granville Apartments, Elsinore & Fitch Portfolios, Forge at Alum Creek, Merriam Gateway, LIV Portfolio, Reno 3 Portfolio, River Edge, Quail Manor Apartments	Mortgage Loan Underwritten NCF DSCR	Set to 1.00x

ATTACHMENT C

Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Woodside Village Apartments, London Square Village	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Annual Debt Service Payment (P&I)
Woodside Village Apartments, London Square Village	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Annual Debt Service Payment (P&I)
Woodside Village Apartments, London Square Village	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Annual Debt Service Payment (P&I)
Woodside Village Apartments, London Square Village	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Annual Debt Service Payment (P&I)
Charlestown Ropewalk, Tuscaloosa Portfolio	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Provided by the Company
Avalon on Montreal Apartments	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Provided by the Company
Charlestown Ropewalk, Tuscaloosa Portfolio	Subordinate Debt Type Interest Rate	Provided by the Company
Tuscaloosa Portfolio, London Square Village	Commitment Original Balance ($)	Provided by the Company
Tuscaloosa Portfolio, London Square Village	Initial Funded Amount ($)	Provided by the Company
Tuscaloosa Portfolio, London Square Village	Future Funding Trigger / Requirements	Provided by the Company
Charlestown Ropewalk	First Extension Fee ($)	First Extension Fee % multiply by Mortgage Loan Balloon Payment ($)
Charlestown Ropewalk	Second Extension Fee ($)	Second Extension Fee % multiply by Mortgage Loan Balloon Payment ($)
Charlestown Ropewalk	Third Extension Fee ($)	Third Extension Fee % multiply by Mortgage Loan Balloon Payment ($)
Granville Apartments	3rd Extension Option Description	Provided by the Company